UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00958

T. Rowe Price New Horizons Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

New Horizons Fund	September 30, 2014

T. ROWE PRICE NEW HORIZONS FUND

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 95.0%		
CONSUMER DISCRETIONARY 23.1%		
Distributors 0.5%		
Core-Mark Holding (1)	1,413,900	74,993
		74,993
Hotels, Restaurants & Leisure 5.8%		
Bloomin Brands (2)	327,200	6,001
Chipotle Mexican Grill (2)	173,200	115,453
Choice Hotels International	2,473,113	128,602
Dunkin Brands	2,973,100	133,254
Fiesta Restaurant (1)(2)	1,783,800	88,619
Krispy Kreme (1)(2)	4,814,950	82,625
Panera Bread, Class A (2)	328,874	53,514
Papa John's International	1,517,700	60,693
Vail Resorts (1)	2,265,700	196,572
		865,333
Household Durables 1.2%		
Harman International	1,766,000	173,139
		173,139
Internet & Catalog Retail 6.0%		
Blue Nile (1)(2)	1,467,288	41,891
Coupons.com (2)	1,889,487	22,598
Ctrip.com International, ADR (2)	1,761,600	99,989
HomeAway (1)(2)	5,010,357	177,868
Liberty Ventures, Class A (2)	554,802	21,060
MakeMyTrip (1)(2)	4,436,124	123,457
Netflix (2)	410,000	184,984
Priceline (2)	25,514	29,560
Vipshop Holdings, ADR (2)	315,500	59,633
zulily (1)(2)	3,558,882	134,846
		895,886

CONSUMER STAPLES 3.6%		
Beverages 0.2%		
Boston Beer, Class A (2)	93,351	20,701
		20,701
Food & Staples Retailing 1.7%		
PriceSmart (1)	1,875,400	160,609
Sprouts Farmers Market (2)	3,216,900	93,516
		254,125
Food Products 1.5%		
Annie's (1)(2)	869,833	39,925
Flowers Foods	8,811,055	161,771
Post Holdings (2)	709,150	23,530
		225,226
Household Products 0.2%		
WD-40	507,400	34,483
		34,483
Total Consumer Staples		534,535
ENERGY 4.1%		
Energy Equipment & Services 1.2%		
CARBO Ceramics	246,280	14,587
Exterran Holdings	730,100	32,351
Forum Energy Technologies (2)	1,474,500	45,134
RigNet (1)(2)	1,045,200	42,278
SEACOR Holdings (2)	544,900	40,759
		175,109
Oil, Gas & Consumable Fuels 2.9%		
Athlon Energy (2)	944,900	55,021
Cloud Peak Energy (2)	354,800	4,478
Diamondback Energy (2)	1,664,934	124,504

Emerald Oil, Warrants, 2/4/16 Acquisition Date: 2/4/11, Cost $0 (2)(3)	177,500	–
Northern Oil & Gas (2)	2,851,400	40,547
Oasis Petroleum (2)	1,154,300	48,261
PDC Energy (2)	545,900	27,453
Seven Generations Energy, Class A Acquisition Date: 12/18/13 - 4/3/14 Cost $27,860 (CAD) (2)(3)(4)	2,421,910	44,332
SM Energy	1,115,200	86,986
		431,582
Total Energy		606,691
FINANCIALS 4.2%		
Banks 2.2%		
Signature Bank (2)	1,473,300	165,098
SVB Financial Group (2)	724,500	81,209
Texas Capital Bancshares (2)	782,800	45,152
Western Alliance Bancorp (2)	1,664,217	39,775
		331,234
Capital Markets 0.7%		
Artisan Partners Asset Management	1,035,700	53,908
Financial Engines	1,454,500	49,766
		103,674
Diversified Financial Services 0.5%		
Capitol Acquisition Corp. II, Equity Units (1)(2)	1,565,400	15,803
MSCI, Class A (2)	1,348,100	63,387
		79,190
Insurance 0.7%		
First American Financial	2,817,515	76,411
Infinity Property & Casualty	420,521	26,917
		103,328

Real Estate Management & Development 0.0%		
RE/MAX Holdings, Class A	139,610	4,151
Redfin, Acquisition Date: 2/11 - 4/2/14, Cost $623 (1)(2)(3)(4)	245,405	596
		4,747
Thrifts & Mortgage Finance 0.1%		
PennyMac Financial Services (2)	580,900	8,510
		8,510
Total Financials		630,683
HEALTH CARE 16.5%		
Biotechnology 7.1%		
Abcam (GBP)	9,413,883	61,281
ACADIA Pharmaceuticals (2)	1,977,000	48,951
Acceleron Pharma (2)	806,808	24,398
Alexion Pharmaceuticals (2)	421,200	69,843
Alkermes (2)	883,000	37,854
Alnylam Pharmaceuticals (2)	242,700	18,955
Chimerix (2)	677,100	18,701
Clovis Oncology (2)	441,969	20,048
Exelixis (2)	5,879,100	8,995
Incyte (2)	2,872,800	140,911
Intrexon (2)	161,200	2,995
Ironwood Pharmaceuticals (2)	315,200	4,083
Neurocrine Biosciences (2)	3,474,000	54,438
Ophthotech (2)	397,223	15,464
Pharmacyclics (2)	833,400	97,866
Portola Pharmaceuticals (2)	149,100	3,769
Puma Biotechnology (2)	936,811	223,495
Regeneron Pharmaceuticals (2)	340,500	122,757
Seattle Genetics (2)	290,800	10,812
Stemline Therapeutics (2)	19,100	238
Sunesis Pharmaceuticals (2)	2,116,000	15,108
TESARO (2)	478,781	12,889

Ultragenyx Pharmaceutical (2)	619,300	35,052
		1,048,903
Health Care Equipment & Supplies 2.9%		
Dexcom (2)	2,773,500	110,912
EnteroMedics (2)	1,689,300	2,078
EnteroMedics, Warrants, 6/8/16 (2)	908,400	227
EnteroMedics, Warrants, 9/28/16 (2)	128,400	42
GenMark Diagnostics (2)	1,145,533	10,276
HeartWare International (2)	154,100	11,963
IDEXX Laboratories (2)	1,031,800	121,577
Oxford Immunotec Global (2)	378,000	5,772
Semler Scientific (2)	187,017	546
Sirona Dental Systems (2)	1,618,697	124,122
Tornier (2)	1,451,267	34,685
Volcano (2)	1,235,700	13,148
		435,348
Health Care Providers & Services 1.6%		
Acadia Healthcare (2)	642,800	31,176
Air Methods (2)	1,273,900	70,765
Henry Schein (2)	925,500	107,793
MWI Veterinary Supply (2)	30,800	4,571
Team Health Holdings (2)	340,100	19,722
		234,027
Health Care Technology 2.3%		
athenahealth (2)	1,213,200	159,766
Castlight Health, Class B (1)(2)	2,033,385	26,312
HMS Holdings (2)	1,165,900	21,977
Medidata Solutions (2)	2,023,900	89,639
Veeva Systems, Class A (2)	1,561,400	43,985
		341,679
Life Sciences Tools & Services 1.2%		
Bruker (2)	4,363,500	80,790

Illumina (2)	574,600	94,189
		174,979
Pharmaceuticals 1.4%		
Alexza Pharmaceuticals, Warrants, 10/20/16 Acquisition Date: 10/5/09, Cost $79 (2)(3)	63,000	—
AVANIR Pharmaceuticals (2)	6,541,700	77,977
Medicines Company (2)	736,800	16,445
Pacira Pharmaceuticals (2)	1,172,100	113,600
Supernus Pharmaceuticals (2)	841,900	7,316
Zeneca, Acquisition Date: 7/18/13, Cost $0 (2)(3)	288,910	734
		216,072
Total Health Care		2,451,008
INDUSTRIALS & BUSINESS SERVICES 14.1%		
Aerospace & Defense 0.9%		
DigitalGlobe (2)	3,483,687	99,285
HEICO, Class A	883,145	35,591
		134,876
Airlines 1.3%		
Allegiant Travel (1)	1,564,400	193,454
		193,454
Building Products 0.9%		
A.O. Smith	754,600	35,677
Lennox International	1,125,700	86,533
		122,210
Commercial Services & Supplies 2.2%		
Healthcare Services	1,801,300	51,535
Mobile Mini (1)	4,592,877	160,613
MSA Safety	636,377	31,437
US Ecology	886,472	41,451

Waste Connections	848,600	41,174
		326,210
Electrical Equipment 1.4%		
Acuity Brands	1,032,000	121,477
Franklin Electric (1)	2,540,700	88,264
		209,741
Industrial Conglomerates 1.4%		
Roper Industries	1,413,900	206,839
		206,839
Machinery 4.4%		
Colfax (2)	530,900	30,245
Energy Recovery (1)(2)	2,987,363	10,575
EnPro Industries (2)	617,064	37,351
Graco	1,178,300	85,992
Middleby (2)	149,800	13,202
RBC Bearings	928,123	52,625
Rexnord (2)	4,543,700	129,268
Rotork (GBP)	1,446,523	64,654
Toro	1,391,200	82,401
Valmont Industries	813,200	109,725
WABCO Holdings (2)	416,500	37,881
		653,919
Professional Services 1.6%		
Advisory Board (1)(2)	2,206,900	102,819
Corporate Executive Board	338,900	20,358
Trinet (2)	1,777,789	45,778
WageWorks (2)	1,546,200	70,399
		239,354
Total Industrials & Business Services		2,086,603

INFORMATION TECHNOLOGY 22.8%

Communications Equipment 1.3%		
ADTRAN	2,035,000	41,779
Aruba Networks (2)	2,975,000	64,200
Ciena (2)	1,000,000	16,720
Finisar (2)	1,365,000	22,700
Palo Alto Networks (2)	447,000	43,851
		189,250
Electronic Equipment, Instruments & Components 1.8%		
Control4 (2)	1,000,000	12,930
Dolby Laboratories, Class A (2)	1,219,500	50,963
FEI	914,300	68,957
Measurement Specialties (2)	227,100	19,442
National Instruments	2,225,000	68,819
Trimble Navigation (2)	1,389,000	42,364
		263,475
Internet Software & Services 8.5%		
Angie's List (2)	356,750	2,272
Atlassian, Class A, GDR, Restricted, Acquisition Date: 4/9/14 Cost $2,684 (2)(3)(4)	167,746	2,684
Atlassian, Class A, GDR, Unrestricted, Acquisition Date: 4/9/14 Cost $1,849 (2)(3)(4)	115,556	1,849
Atlassian, Class A, GDR, Unrestricted Preferred Acquisition Date: 4/9/14, Cost $9,656 (2)(3)(4)	603,476	9,656
Atlassian, Series 1, GDR, Acquisition Date: 4/9/14 Cost $4,711 (2)(3)(4)	294,456	4,711
Atlassian, Series 2, GDR, Acquisition Date: 4/9/14 Cost $12,614 (2)(3)(4)	788,399	12,614
Atlassian, Series A, GDR, Acquisition Date: 4/9/14 Cost $9,328 (2)(3)(4)	583,019	9,328
Bazaarvoice (1)(2)	5,054,350	37,352
Cornerstone OnDemand (2)	400,000	13,764
CoStar Group (2)	902,200	140,328

Elance-oDesk, Acquisition Date: 1/30 - 5/21/13 Cost $290 (1)(2)(3)(4)	40,859	233
Endurance International Group Holdings (2)	3,584,000	58,312
Eventbrite, Acquisition Date: 6/28/13, Cost $2,217 (1)(2)(3)(4)	179,516	2,941
Evernote, Acquisition Date: 11/20/12, Cost $2,296 (1)(2)(3)(4)	190,876	2,481
GrubHub (2)	2,071,717	70,936
GrubHub Seamless, Acquisition Date: 8/13/13 Cost $11,894 (2)(3)	696,507	22,656
Houzz, Acquisition Date: 6/3/14, Cost $6,575 (2)(3)(4)	87,760	6,575
LendingClub, Acquisition Date: 5/14/14, Cost $6,376 (1)(2)(3)(4)	626,826	6,376
Marketo (1)(2)	2,630,000	84,949
OPOWER (2)	347,000	6,544
Pandora Media (2)	4,764,600	115,113
Rackspace Hosting (2)	1,878,200	61,135
Shutterstock (1)(2)	2,330,573	166,356
SPS Commerce (1)(2)	1,000,000	53,150
Telecity (GBP)	6,472,792	78,237
Textura (2)	1,017,000	26,849
Wix.com (2)	1,639,800	26,647
Xoom (1)(2)	3,886,373	85,306
Youku Tudou, ADR (2)	2,451,218	43,926
Youku Tudou, Class A Acquisition Date: 9/15/10 - 6/14/14 Cost $- (2)(3)	6	—
Zillow (2)	977,400	113,369
		1,266,649
IT Services 2.5%		
CoreLogic (2)	1,381,600	37,400
Gartner (2)	1,785,226	131,160
Sapient (1)(2)	8,390,756	117,471
WEX (2)	762,800	84,152
		370,183
Semiconductor & Semiconductor Equipment 1.5%		
Cavium (2)	800,000	39,784
Diodes (2)	750,000	17,940

Technology Hardware, Storage & Peripherals 0.1%		
Intevac (1)(2)	1,457,700	9,723
		9,723
Total Information Technology		3,378,062
MATERIALS 0.8%		
Chemicals 0.7%		
Flotek Industries (2)	2,042,800	53,256
Platform Specialty Products (2)	2,024,128	50,643
		103,899
Metals & Mining 0.1%		
Compass Minerals	135,678	11,435
		11,435
Total Materials		115,334
TELECOMMUNICATION SERVICES 0.8%		
Wireless Telecommunication Services 0.8%		
Sarana Menara Nusantara (IDR) (2)	356,305,600	122,857
Total Telecommunication Services		122,857
Total Miscellaneous Common Stocks 5.0% (6)		738,202
Total Common Stocks (Cost $9,592,255)		14,101,050
CONVERTIBLE PREFERRED STOCKS 3.0%		
CONSUMER DISCRETIONARY 0.4%		
Internet & Catalog Retail 0.2%		
Evolve Vacation Rental Network, Series 4 Acquisition Date: 8/15/14, Cost $906 (1)(2)(3)(4)	718,332	906
Peixe Urbano, Series C Acquisition Date: 12/5/11, Cost $19,858 (2)(3)(4)	603,212	1,339

HEALTH CARE 0.1%		
Biotechnology 0.1%		
Calithera Biosciences, Series D Acquisition Date: 10/7/13 - 7/1/14, Cost $2,901 (1)(2)(3)	16,557,358	4,588
Spark Therapeutics, Series B, Acquisition Date: 5/23/14 Cost $2,732 (2)(3)(4)	1,696,955	2,732
		7,320
Health Care Technology 0.0%		
Doximity, Series C, Acquisition Date: 4/10/14 Cost $5,701 (2)(3)(4)	1,182,668	5,701
		5,701
Total Health Care		13,021
INFORMATION TECHNOLOGY 2.2%		
Internet Software & Services 1.0%		
Cloudera, Series F, Acquisition Date: 2/5/14 Cost $14,583 (2)(3)(4)	1,001,546	27,871
Elance-oDesk, Series A-1, Acquisition Date: 3/13/12 - 4/24/14 Cost $10,078 (1)(2)(3)(4)	1,101,889	6,479
Elance-oDesk, Series A-2, Acquisition Date: 3/13/12 - 4/24/14 Cost $941 (1)(2)(3)(4)	102,917	588
Elance-oDesk, Series B-1, Acquisition Date: 8/19/14 Cost $4,529 (1)(2)(3)(4)	793,184	4,529
Eventbrite, Series A, Acquisition Date: 7/23/13 Cost $1,853 (1)(2)(3)(4)	150,088	2,459
Eventbrite, Series C, Acquisition Date: 7/23/13 Cost $2,701 (1)(2)(3)(4)	218,748	3,584
Eventbrite, Series F, Acquisition Date: 4/22/13 Cost $9,131 (1)(2)(3)(4)	739,506	12,116
Eventbrite, Series F-1, Acquisition Date: 2/6/14 Cost $27,375 (1)(2)(3)(4)	1,670,851	27,375
Evernote, Series 1, Acquisition Date: 11/20/12 Cost $4,591 (1)(2)(3)(4)	381,752	4,963
Evernote, Series 4, Acquisition Date: 5/2 - 11/20/12 Cost $14,562 (1)(2)(3)(4)	1,210,758	15,740

Pure Storage, Series F, Acquisition Date: 4/17/14 Cost $9,122 (1)(2)(3)(4)	580,036	9,122
		71,011
Total Information Technology		330,073
Total Convertible Preferred Stocks (Cost $451,017)		452,984
CORPORATE BONDS 0.1%		
Central European Media Enterprises, PIK, 15.00%, 12/1/17	5,932,000	6,100
Glam Media, 9.00%, 12/2/14 Acquisition Date: 7/2/07 - 3/19/08, Cost $1,767 (3)(4)	1,766,622	1,396
Glam Media, EC, 9.00%, 12/2/14 Acquisition Date: 7/2/07 - 8/1/12, Cost $65 (3)(4)	64,536	–
Total Corporate Bonds (Cost $7,763)		7,496
SHORT-TERM INVESTMENTS 1.9%		
Money Market Funds 1.9%		
T. Rowe Price Reserve Investment Fund, 0.05% (1)(7)	281,231,699	281,232
Total Short-Term Investments (Cost $281,232)		281,232
Total Investments in Securities 100.0% of Net Assets (Cost $10,332,267)		$ 14,842,762

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.

(1) Affiliated Companies

(2) Non-income producing

(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $598,346 and represents 4.0% of net assets.

(4) Level 3 in fair value hierarchy. See Note 2.

(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2014. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 9/30/14	Value 12/31/13
Advisory Board	$ 13,533	$ 29,315	$ —	$ 102,819	$ 162,530
Aimia	20,661	24,344	4,119	143,234	177,121
Allegiant Travel	9,584	8,132	—	193,454	163,212
Annie's	16,960	5,953	—	39,925	*
Apptio, Series D	—	—	—	*	13,821
Apptio, Series E	—	—	—	*	1,817
Bazaarvoice	1,308	16,801	—	37,352	47,388
BJ's Restaurants	—	64,168	—	—	55,597
Blue Nile	—	11,235	—	41,891	83,132
Bottomline Technologies	8,947	167	—	57,939	*
Calithera Biosciences Series D	543	—	—	4,588	*
Capitol Acquisition Corp. II, Equity Units	—	140	—	15,803	15,952
Castlight Health, Class B+	5,456	534	—	26,312	11,459
Chewy.com, Series C	22,820	—	—	22,820	—
Core-Mark Holding	19,097	388	423	74,993	*
Coupons.com	10,793	1,648	—	*	—
Elance-oDesk	—	—	—	#	301
Elance-oDesk, Series D	—	—	—	#	9,137
Elance-oDesk, Series B-1	4,529	—	—	4,529	—
Energy Recovery	5,089	57	—	10,575	*
EnPro Industries	4,817	52,829	—	*	96,212
Eventbrite	—	—	—	2,941	2,216
Eventbrite, Series A	—	—	—	2,459	1,853
Eventbrite, Series C	—	—	—	3,584	2,701
Eventbrite, Series F	—	—	—	12,116	9,131
Eventbrite, Series F-1	27,375	—	—	27,375	—
Evernote	—	—	—	2,481	2,481
Evernote, Series 1	—	—	—	4,963	4,963
Evernote, Series 4	—	—	—	15,740	15,740
Evernote, Series 5	—	—	—	2,274	2,274
Evolve Vacation Rental Network, Series 4	906	—	—	906	—
Fiesta Restaurant	31,988	658	—	88,619	—
Five Below	40,714	636	—	170,727	143,243
Fleetmatics	34,556	362	—	75,670	*

Francesca's Holdings	12,709	37,380	—	48,320	76,921
Franklin Electric	49,674	736	555	88,264	—
HMS Holdings	—	96,025	—	*	108,684
HomeAway	178,387	1,276	—	177,868	—
Intevac	—	90	—	9,723	10,927
iSoftStone Holdings, ADR	—	27,166	—	—	*
Krispy Kreme	—	9,997	—	82,625	101,374
LendingClub	6,376	—	—	6,376	—
LendingClub, Series F	13,682	—	—	13,682	—
Lookout, Series F	31,937	—	—	31,937	—
Lumber Liquidators	46,115	43,418	—	111,834	244,621
MakeMyTrip	46,094	8,425	—	123,457	57,184
Marketo	20,978	1,334	—	84,949	77,810
Mobile Mini	65,628	303	2,182	160,613	126,030
Monro Muffler Brake	7,601	519	668	91,769	99,237
Neurocrine Biosciences	5,274	3,337	—	*	31,663
New Relic	—	—	—	7,118	*
New Relic, Series A	—	—	—	742	*
New Relic, Series E	—	—	—	21,307	*
New Relic, Series F	9,122	—	—	9,122	—
Northern Oil & Gas	—	11,667	—	*	53,256
OpenTable	—	53,529	—	—	104,014
Plex Systems, Series B	16,608	—	—	16,608	—
PriceSmart	34,138	696	1,197	160,609	*
Pure Storage, Series E	—	—	—	61,889	27,279
Pure Storage, Series F	9,122	—	—	9,122	—
Quiksilver	8,404	22,573	—	15,363	96,357
Quiksilver, Corp. Bond	—	17,344	580	—	19,826
Redfin	623	—	—	596	—
Redfin, Series B	—	—	—	8,203	*
Redfin, Series F	—	—	—	12,534	*
Reed Krakoff International	—	—	—	9,082	9,083
Restoration Hardware Holdings	73,223	32,913	—	252,460	173,580
RigNet	—	9,278	—	42,278	71,576
Sapient	16,254	17,476	—	117,471	153,142
Shutterstock	105,979	320	—	166,356	*
SPS Commerce	24,746	93	—	53,150	*
Ultragenyx Pharmaceutical ‡	3,112	2,876	136	*	5,357

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Horizons Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price New Horizons Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on June 3, 1960. The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2014:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2014.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2014. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2014, totaled $68,557,000 for the period ended September 30, 2014. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument; it also indicates the sensitivity of the Level 3 valuations to changes in those significant unobservable inputs. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Enterprise value to sales multiple	1.4x	Increase
	15,779	Market Comparable	Enterprise value to sales multiple	5.0x	Increase
	1,919	Probability weighted expected present value	Enterprise value	$0 - $560,000,000 (avg $296,000,000)	Increase
			Discount for liquidation preference	0-100% (avg 20%)	Decrease
	1,339	Estimated liquidation value	Discount for lack of collectability	50%-100%	Decrease
Corporate Bonds	1,396	Income approach	Discount for liquidation preference	21%	Decrease
	-	Estimated liquidation value	Discount for lack of collectability	100%	Decrease

No quantitative unobservable inputs were significant to the fair value determination.
* Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2014, there were no securities on loan.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2014, the cost of investments for federal income tax purposes was $10,332,267,000. Net unrealized gain aggregated $4,510,504,000 at period-end, of which $5,007,420,000 related to appreciated investments and $496,916,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Horizons Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date November 21, 2014